Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other payables [Abstract]
Trade payables	$ 276,719	$ 63,550
Employee benefits payable	149,358	182,386
Other payables	1,816,095	1,761,358
Subtotal financial liabilities	2,242,172	2,007,294
Other taxes payable	3,114,370	2,571,125
Trade and other payables	$ 5,356,542	$ 4,578,419